Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss, before NCI	$ (13,561)	$ (10,927)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	421	839
Accretion of debt discount	469	199
Asset impairment	6,900
(Gain) loss from debt extinguishment	(337)	62
Write off of Suncanna receivable and advance		910
Stock compensation and warrant expense	1,287	477
In-kind distributions		495
Loss (Gain) on write down of intangible assets related to farming operations		887
Loss (Gain) from disposal of fixed assets related to farming operations	387	343
Net change in operating assets and liabilities:
Decrease in accounts receivable	32	73
Decrease (increase) in accounts receivable, related party	221	(240)
Decrease in farm product		81
Decrease in deposits, prepaid expenses and other assets	25	29
(Decrease) increase in accounts payable	(619)	1,905
Increase in distribution payable to preferred shareholders	863	1,764
Increase (decrease) in accrued liabilities and other	1,013	374
Net Cash Used in Operating Activities	(2,898)	(2,729)
Cash Flows from Investing Activities:
Sale (purchase) of property and equipment	1,721	(192)
Investment in water assets		(691)
Construction in progress	(506)	(2,597)
Net Cash Used in Investing Activities	1,215	(3,480)
Cash Flows from Financing Activities:
GrowCo LLC preferred membership offerings	93	1,095
Proceeds from sale of preferred membership units	252
Proceeds from warrant exercises	306	456
Proceeds from debt	2,456	5,237
Payment on notes payable	(1,560)	(950)
Net Cash Provided by Financing Activities	1,547	5,838
Net Increase in Cash & Cash Equivalents	(136)	(371)
Beginning Cash & Cash Equivalents	150	521
Ending Cash & Cash Equivalents	14	150
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	621	1,460
Equipment purchases financed		67
Equipment exchanged for debt	287
Conversion of debt, preferred shares into Two Rivers common stock	464	261
Land Exchanged for debt		381
Conversion of TR Cap into Two Rivers commmon shares	70
Conversion of accounts payable into Water Redev convertible note	$ 100